Long-term debt - Schedule of Long-term Debt (Detail)	Jun. 30, 2018 CAD ($)	Jun. 30, 2018 USD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 USD ($)
Debt Instrument [Line Items]
Less: current portion		$ (13,148,000)		$ (12,364,000)
Long-term debt, excluding current portion		$ 3,434,341,000		$ 3,067,187,000
Senior Unsecured Notes
Debt Instrument [Line Items]
Long-term debt	$ 3,447,489,000		$ 3,079,551,000
Less: current portion	(13,148,000)		(12,364,000)
Long-term debt, excluding current portion	$ 3,434,341,000		3,067,187,000
Senior Unsecured Notes | U.S. Dollar Senior Unsecured Notes
Debt Instrument [Line Items]
Weighted average coupon	4.09%	4.09%
Par value		$ 1,225,000,000
Long-term debt	$ 1,218,239,000		1,217,797,000
Senior Unsecured Notes | U.S. Dollar Senior Unsecured Utility Notes
Debt Instrument [Line Items]
Weighted average coupon	5.99%	5.99%
Par value		$ 222,000,000
Long-term debt	$ 240,929,000		246,560,000
Senior Unsecured Notes | U.S Dollar Senior Secured Utility Bonds
Debt Instrument [Line Items]
Weighted average coupon	4.75%	4.75%
Par value		$ 662,500,000
Long-term debt	$ 678,867,000		772,871,000
Senior Unsecured Notes | Canadian Dollar Senior Secured Project Notes
Debt Instrument [Line Items]
Weighted average coupon	10.26%	10.26%
Par value	$ 32,469,000
Long-term debt	$ 24,617,000		26,709,000
Senior Unsecured Notes | Canadian Dollar Senior Unsecured Notes
Debt Instrument [Line Items]
Weighted average coupon	4.61%	4.61%
Par value	$ 785,669,000
Long-term debt	$ 594,105,000		623,223,000
Revolving Credit Facility | Senior Unsecured Notes | Senior Unsecured Revolving Credit Facilities (a)
Debt Instrument [Line Items]
Weighted average coupon	0.00%	0.00%
Long-term debt	$ 81,982,000		51,827,000
Revolving Credit Facility | Senior Unsecured Notes | Senior Unsecured Bank Credit Facilities (b)
Debt Instrument [Line Items]
Weighted average coupon	0.00%	0.00%
Long-term debt	$ 602,500,000		134,988,000
Revolving Credit Facility | Senior Unsecured Notes | Commercial Paper
Debt Instrument [Line Items]
Weighted average coupon	0.00%	0.00%
Long-term debt	$ 6,250,000		$ 5,576,000